FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended			99 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Balance at December 31, 2011	$ 276
Changes in values of deferred shares and liability related to stock options and warrants	418	120	95	(278)
Expiration of deferred shares	128	420	0	548
Classification of liability award to equity as a result of expiration of the Most Favored Nation	141			141
Classification of warrants from liability to equity as a result of modification	35			35
Balance at December 31, 2012	630	276		630
Fair Value, Inputs, Level 3 [Member]
Balance at December 31, 2011	276
Changes in values of deferred shares and liability related to stock options and warrants	418
Expiration of deferred shares	128
Issuance of liability related to warrants	(1,076)
Classification of liability award to equity as a result of expiration of the Most Favored Nation	141
Classification of warrants from liability to equity as a result of modification	35
Balance at December 31, 2012	$ 630			$ 630